Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
- Net interest income	€ 6,877	€ 6,896
- Net fee and commission income	1,506	1,386
Total Income	8,688	8,148
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,065	2,493
Taxation	438	740
Non-controlling interests	36	47
Net result	591	1,707
IFRS-EU Results [Member]
Disclosure of operating segments [line items]
Total Income	9,182	9,241
- Operating expenses	7,623	5,654
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total Income	493	1,093
Taxation	115	243
Net result	379	850
ING Group [Member]
Disclosure of operating segments [line items]
Net result	591	1,707
ING Group [Member] | IFRS-EU Results [Member]
Disclosure of operating segments [line items]
- Net interest income	6,931	6,953
- Net fee and commission income	1,506	1,386
- Total investment and other income	745	902
Total Income	9,182	9,241
- Operating expenses	5,626	5,238
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,558	3,586
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
ING Group [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(379)	(850)
ING Group [Member] | ING Bank N.V. [member]
Disclosure of operating segments [line items]
Net result	642	1,739
ING Group [Member] | ING Bank N.V. [member] | IFRS-EU Results [Member]
Disclosure of operating segments [line items]
- Net interest income	6,931	6,950
- Net fee and commission income	1,507	1,386
- Total investment and other income	760	896
Total Income	9,198	9,232
- Operating expenses	5,625	5,226
- Additions to loan loss provision	1,997	416
Total expenses	7,623	5,643
Result before taxation	1,575	3,590
Taxation	519	954
Non-controlling interests	36	47
Net result	1,021	2,589
ING Group [Member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(379)	(850)
ING Group [Member] | Other banking [member]
Disclosure of operating segments [line items]
Net result	(51)	(32)
ING Group [Member] | Other banking [member] | IFRS-EU Results [Member]
Disclosure of operating segments [line items]
- Net interest income	0	3
- Net fee and commission income	(1)	0
- Total investment and other income	(16)	6
Total Income	(16)	9
- Operating expenses	1	12
- Additions to loan loss provision	0	0
Total expenses	1	12
Result before taxation	(17)	(3)
Taxation	34	29
Non-controlling interests	0	0
Net result	€ (51)	€ (32)